PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Credit Commitments and Lines of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Credit Commitments
Credit commitments	$ 888,661	$ 904,040
Commercial and similar letters of credit
Credit Commitments
Credit commitments	6,102	6,634
One-to four-family residential mortgages
Credit Commitments
Credit commitments	3,196	5,674
Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	14,726	16,098
Commercial real estate, construction and land development
Credit Commitments
Credit commitments	10,522	9,242
Credit card lines
Credit Commitments
Credit commitments	573,057	612,049
Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	271,076	243,680
Other commitments and contingencies
Credit Commitments
Credit commitments	9,982	$ 10,663
U.S.
Credit Commitments
Credit commitments	689,213
U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	1,248
U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	1,343
U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	12,648
U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	9,177
U.S. | Credit card lines
Credit Commitments
Credit commitments	481,897
U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	178,957
U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	3,943
Outside U.S.
Credit Commitments
Credit commitments	199,448
Outside U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	4,854
Outside U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	1,853
Outside U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	2,078
Outside U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	1,345
Outside U.S. | Credit card lines
Credit Commitments
Credit commitments	91,160
Outside U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	92,119
Outside U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	$ 6,039